Pension and Other Retiree Benefits (Amounts in Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
U.S.
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 0.1
Actuarial loss (gain)	9.6
Total amounts included in accumulated other comprehensive income expected to be recognized	9.7
International
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	0
Actuarial loss (gain)	2.5
Total amounts included in accumulated other comprehensive income expected to be recognized	2.5
Post-retirement
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	0
Actuarial loss (gain)	(0.7)
Total amounts included in accumulated other comprehensive income expected to be recognized	$ (0.7)